SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Nov. 08, 2023 shares	Oct. 26, 2023 shares	Feb. 24, 2023 USD ($) $ / shares	Oct. 25, 2023 shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Nov. 03, 2022 shares	Nov. 02, 2022 shares	Aug. 01, 2022 shares	Apr. 12, 2022 shares	Dec. 31, 2021 shares
SUBSEQUENT EVENTS
Ordinary shares, shares authorized		100,000,000			8,333,334	8,333,334	8,333,334	833,334		833,334	8,333,334
ADS
SUBSEQUENT EVENTS
Number of ordinary shares for ADS									5,000
Subsequent Event
SUBSEQUENT EVENTS
Number of ordinary shares for ADS	60,000
Reverse stock split	1.67
Ordinary shares, shares authorized	100,000,000	100,000,000		8,333,334
Net Proceeds from Issuance Offering | $			$ 6.0
Aggregate gross proceeds | $			$ 7.0
Subsequent Event | Securities Purchase Agreement With Certain Institutional Investors
SUBSEQUENT EVENTS
Threshold period for not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents, after the closing date of the Offering			90 days
Threshold period for not to enter into an agreement to effect a variable rate transaction, after the closing date of the Offering			180 days
Subsequent Event | ADS
SUBSEQUENT EVENTS
Number of ordinary shares for ADS	1
Reverse stock split	1	60,000
Subsequent Event | ADS | February Pre Funded Warrant
SUBSEQUENT EVENTS
Warrant price | $ / shares			$ 11.9988
Subsequent Event | ADS | February Offering
SUBSEQUENT EVENTS
Shares Issued, Price Per Share | $ / shares			$ 12.00